Capital, Reserves and Dividends - Summary of Dividends (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Ordinary interim dividend declared and paid of HK$1.530 (equivalent to approximately RMB1.398) (2019: HK$1.527 (equivalent to approximately RMB1.343); 2018: HK$1.826 (equivalent to approximately RMB1.540)) per share	¥ 27,557	¥ 28,206	¥ 32,870
Ordinary final dividend proposed after the balance sheet date of HK$1.760 (equivalent to approximately RMB1.481) (2019: HK$1.723 (equivalent to approximately RMB1.543); 2018: HK$1.391 (equivalent to approximately RMB1.219)) per share	30,330	31,602	24,955
Dividends recognised as distributions to owners	57,887	59,808	57,825
Ordinary final dividend in respect of the previous financial year, approved and paid during the year, of HK$1.723 (equivalent to approximately RMB1.543) (2019: HK$1.391 (equivalent to approximately RMB1.219); 2018: HK$1.582 (equivalent to approximately RMB1.322)) per share	32,180	25,097	27,070
Attributable to equity shareholders of the Company [member]
Ordinary final dividend in respect of the previous financial year, approved and paid during the year, of HK$1.723 (equivalent to approximately RMB1.543) (2019: HK$1.391 (equivalent to approximately RMB1.219); 2018: HK$1.582 (equivalent to approximately RMB1.322)) per share	¥ 32,169	¥ 25,059	¥ 27,060